STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK- BASED COMPENSATION
Long-term Incentive Plan:
In October of 2023, the Compensation Committee approved the issuance of 2,468,500 restricted stock units (“RSU’s”) to executives, employees and directors as part of the Company’s 2023 Long-Term Equity Compensation Incentive Plan (“Long-term Incentive Plan”). This plan provides for equity-based awards, including restricted stock units, performance stock units (“PSU”), stock options and unrestricted shares of common stock, may be granted to officers, key employees and directors of the Company. The Company has granted RSUs that provide the right to receive, subject to service based vesting conditions, shares of common stock pursuant to the Equity Plan. After the issuance, 621,500 shares of common stock remained available for issuance of the 3,090,000 shares that are authorized for issuance under the Long-term Incentive Plan. The expense associated with the awards will be based on the fair value of the stock as of the grant date, where the Company will elect to straight line recognition over the vesting period, which is three years.
Each RSU entitles the unit holder to one share of common stock when the restriction expires. RSUs have service conditions associated with them that range from one to three years. In our plan, subject to continuous employment, 10% of the Initial Annual Award will vest at 9 months following the date of grant and 90% of the Initial Annual Award will vest at 33 months following the date of the grant. For certain employees, a minimum of 10% of the Initial Annual Award will vest if termination by the Employer without cause or by the executive for good reason occurs within the first 9 months of the grant. After satisfying the above vesting conditions, the participants will be fully entitled to their shares of Class A common stock. Shares that are issued upon vesting are newly issued shares from the Long-term Incentive Plan and are not issued from treasury stock. Forfeitures are recorded as they occur.
The following table shows a summary of the unvested restricted stock under the 2023 Long-Term Equity Compensation Incentive Plan as of December 31, 2023 as well as activity during the year:

	Number of shares	Weighted Average Grant Date Fair Value
Restricted stock units, unvested, December 31, 2022	—	$—
Granted	2,468,500	6.16
Vested	(39,000)	6.16
Forfeited	—	—
Restricted stock units, unvested, December 31, 2023	2,429,500	6.16
Compensation costs recognized for these restricted stock units were $1,600,760 and $— for the years ended December 31, 2023 and 2022, respectively. $1,278,153 and $322,607 of the 2023 compensation costs is recorded in cost of revenue (including stock-based compensation) and in general and administrative expense (including stock-based compensation) in the consolidated statements of operations and comprehensive income, respectively. As of December 31, 2023, there was approximately $13,605,200 of unrecognized compensation costs related to these restricted stock units which the Company expects to recognize over the next 2.5 years.
CEO Restriction Agreement:
Effective upon Business Combination close, the Chief Executive Officer (“CEO”) entered into a Restriction Agreement with Abacus Life, Inc. that provides terms for the CEO’s ownership interest grant that were assigned to him from the three original founders of Abacus Settlements. As of the Closing Date as provided in the Merger Agreement amended on April 21, 2023, the CEO received 4,569,922 shares of Restricted Stock.
Vesting Conditions. The Company shall issue the shares of Restricted Stock either (a) in certificate form or (b) in book entry form, registered in the CEO’s name, referring to the terms, conditions and restrictions applicable to the shares as outlined below. The CEO’s Ownership Interest Grant (“Restricted Stock”) shall vest as follows:
1. 50% of the shares on the 25th month following the Effective Date,
2. 50% of the shares on the 30th month following the Effective Date,
3.Additionally, the Restricted Stock will become fully vested upon the first to occur of one of the following events: (i) separation from service due to disability, (ii) death, (iii) separation from service without cause; or (iv) separation from service for good reason.
CEO Stock-based compensation expense is recorded in general and administrative expense (including stock-based compensation) summarized as follows:

	Years Ended December 31,
	2023	2022
Stock-based compensation expense	$9,167,264	$—
Restricted Stock activity relative to the CEO for the year ended December 31, 2023 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	4,569,922	10.03
Forfeited	—	—
Settled	—	—
Outstanding at December 31, 2023	4,569,922	$10.03
As of December 31, 2023, unamortized stock-based compensation expense for unvested Restricted Stock relative to the CEO was $36,669,054 with a remaining contractual life of 2.0 years.